Finance income and costs - Schedule of Components of Finance Income and Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	€ 91	€ 127	€ 51
Interest income: Reversal of withholding tax interest provision	45
Interest income: Swap transactions	24
Finance lease Income	0	5	0
Net foreign exchange gains	0	4	13
Total	160	136	64
Finance costs
Interest expense on borrowings (excluding amounts capitalised)	(178)	(104)	(86)
Interest expense: Swap transactions	(33)
Interest expense on lease liabilities	(19)	(2)	(2)
Interest expense on revenue recognition	(16)	(8)	(7)
Other finance costs	(16)	(15)	(8)
Amortisation of loan origination costs	(12)	(10)	(3)
Net foreign exchange losses	(58)
Total	€ (332)	€ (139)	€ (106)